Operating Lease (Details) - Schedule of Operating Lease Cost - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Operating Lease Cost Abstract
Right of use assets	$ 233,357	$ 537,032
Operating lease liabilities, current	32,901	151,260
Operating lease liabilities, noncurrent	228,240	372,725
Total operating lease liabilities	$ 261,141	$ 523,985
Weighted average remaining lease term (years)	40 years 1 month 6 days	32 years 10 months 24 days
Weighted average discount rate	11.00%	11.00%